Earnings /(loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic and Diluted [Abstract]
Net income/(loss)	$ (12,905)	$ 16,038	$ 27,684
Less preferred dividend attributable to preferred shareholders	11,500	11,498	11,384
Less preferred deemed dividend	908	199	0
Net income/(loss) available to common shareholders	$ (25,313)	$ 4,341	$ 16,300
Weighted average number of shares, basic and diluted (in shares)	102,617,944	101,686,312	101,604,339
Earnings/(loss) per share in U.S. Dollars, basic and diluted (in USD per share)	$ (0.25)	$ 0.04	$ 0.16